Stock-Based Compensation - Summary of Share Grant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Share Grants (number of common shares)
Outstanding, beginning (in shares)	108,710	403,550
Vested and issued (in shares)	0	0
Outstanding, ending (in shares)	0	108,710
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.66	$ 20.66
Vested and issued (in dollars per share)			$ 20.50
Outstanding, ending (in dollars per share)	$ 0	$ 20.66
Share Grant Plans [Member]
Share Grants (number of common shares)
Outstanding, beginning (in shares)	3,154,805	3,674,377
Vested and issued (in shares)	(417,374)	(441,562)
Forfeited (in shares)	(75,431)	(78,010)
Outstanding, ending (in shares)	2,662,000	3,154,805
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50